Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (3,346,231)	$ (3,727,553)	$ (4,006,013)	$ (4,030,641)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	130,020	112,509	174,640	151,007
Amortization of investment premium		6,205		6,205
Stock-based compensation expense	874,969	836,108	1,263,633	1,129,960
Mark-to-market adjustment on warrant liability	(1,007,275)	609,050
Loss (gain) on change in fair value of warrants			(1,475,775)	679,325
Loss on disposal of fixed assets		16,885		16,885
Changes in operating assets and liabilities:
Increase in restricted cash	(270,211)	(105,000)	(270,211)	(105,000)
Decrease in credit card holdback receivable	36,414	26,269	55,029	154,547
Decrease (increase) in accounts receivable	(27,282)	69,344	(65,351)	160,171
Decrease in accrued interest paid				5,907
Decrease (increase) in prepaid expenses and other current assets	89,762	(87,837)	89,961	(108,009)
Decrease in security deposit		19,520		19,520
Increase (decrease) in accounts payables, accrued expenses and other current liabilities	372,929	(191,600)	486,532	(843,470)
Decrease in deferred rent	(21,881)	(16,702)	(29,174)	(23,421)
Deferred revenue	(581,463)	179,384
Decrease in deferred subscription revenue			(697,458)	(614,177)
Increase in deferred advertising revenue			300,000
Net cash used in operating activities	(3,750,249)	(2,253,418)	(4,174,187)	(3,401,191)
Cash flows from investing activities:
Purchase of fixed assets	(48,553)	(124,479)	(48,553)	(137,978)
Purchase of non-marketable equity securities	(75,000)		(100,000)
Redemption of short-term investments		6,475,000		6,475,000
Repayment of notes receivable issued to employees				11,320
Issuance of notes receivable issued to employees and accrued interest	(3,611)	8,340	(4,850)	(38,233)
Net cash provided by (used in) investing activities	(127,164)	6,358,861	(153,403)	6,310,109
Cash flows from financing activities:
Proceeds from exercise of stock options		25,000	12,450	50,850
Net cash provided by financing activities		25,000	12,450	50,850
Increase (decrease) in cash and cash equivalents	(3,877,413)	4,130,443	(4,315,140)	2,959,768
Balance of cash and cash equivalents at beginning of period	5,357,596	2,397,828	5,357,596	2,397,828
Balance of cash and cash equivalents at end of period	1,480,183	6,528,271	1,042,456	5,357,596
Supplemental disclosure of cash flow information:
AYI.com domain name purchase in exchange for 100,000 shares of common stock	$ 100,000		$ 100,000